Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash and cash equivalents [abstract]
Cash and deposits	¥ 2,654,447	¥ 2,037,392
Cash equivalents	1,020,484	720,628
Total	¥ 3,674,931	¥ 2,758,020	¥ 2,672,353	¥ 2,494,121